Schedule of investments in subsidiaries (Details)		6 Months Ended		12 Months Ended
		Dec. 31, 2023		Jun. 30, 2023
Vivo power international services limited [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		100.00%		100.00%
Registered address		28 Esplanade, St Helier, Jersey, JE2 3QA		28 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower USA, LLC [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		100.00%		100.00%
Registered address		251 Little Falls Drive, Wilmington, DE, USA 19808		251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower US-NC-31, LLC [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		100.00%		100.00%
Registered address		251 Little Falls Drive, Wilmington, DE, USA 19808		251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower US-NC-47, LLC [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		100.00%		100.00%
Registered address		251 Little Falls Drive, Wilmington, DE, USA 19808		251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower (USA) Development, LLC [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		100.00%		100.00%
Registered address		251 Little Falls Drive, Wilmington, DE, USA 19808		251 Little Falls Drive, Wilmington, DE, USA 19808
Caret, LLC [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		100.00%		100.00%
Registered address		251 Little Falls Drive, Wilmington, DE, USA 19808		251 Little Falls Drive, Wilmington, DE, USA 19808
Caret Decimal, LLC [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		100.00%		100.00%
Registered address		251 Little Falls Drive, Wilmington, DE, USA 19808		251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		100.00%		100.00%
Registered address		251 Little Falls Drive, Wilmington, DE, USA 19808		153 Walker St, North Sydney NSW, Australia 2060
Aevitas O Holdings Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		100.00%		100.00%
Registered address		251 Little Falls Drive, Wilmington, DE, USA 19808		153 Walker St, North Sydney NSW, Australia 2060
Aevitas Group Limited [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		100.00%		100.00%
Registered address		251 Little Falls Drive, Wilmington, DE, USA 19808		153 Walker St, North Sydney NSW, Australia 2060
Aevitas Holdings Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		100.00%		100.00%
Registered address		153 Walker St, North Sydney NSW, Australia 2060		153 Walker St, North Sydney NSW, Australia 2060
Electrical engineering group pty limited [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		100.00%		100.00%
Registered address		153 Walker St, North Sydney NSW, Australia 2060		153 Walker St, North Sydney NSW, Australia 2060
Kenshaw Solar Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		100.00%		100.00%
Registered address		153 Walker St, North Sydney NSW, Australia 2060		153 Walker St, North Sydney NSW, Australia 2060
Kenshaw electrical pty limited [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		100.00%		100.00%
Registered address		153 Walker St, North Sydney NSW, Australia 2060		153 Walker St, North Sydney NSW, Australia 2060
Tembo EV Australia Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		100.00%		100.00%
Registered address		153 Walker St, North Sydney NSW, Australia 2060		153 Walker St, North Sydney NSW, Australia 2060
VivoPower Philippines Inc. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		64.00%		64.00%
Registered address		Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street,		Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street,
VivoPower RE Solutions Inc. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		64.00%		64.00%
Registered address		E-Square Zone, Crescent Park West, Bonifacio Global City,		E-Square Zone, Crescent Park West, Bonifacio Global City,
V.V.P. Holdings Inc. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		40.00%	[1]	40.00%	[2]
Registered address		Taguig, Metro Manila	[1]	Taguig, Metro Manila	[2]
Tembo e-LV B.V. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		100.00%	[1]	100.00%	[2]
Registered address		Marinus van Meelweg 20, 5657 EN, Eindhoven, NL	[1]	Marinus van Meelweg 20, 5657 EN, Eindhoven, NL	[2]
Tembo 4x4 e-LV B.V. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		100.00%	[1]	100.00%	[2]
Registered address		Marinus van Meelweg 20, 5657 EN, Eindhoven, NL	[1]	Marinus van Meelweg 20, 5657 EN, Eindhoven, NL	[2]
FD 4x4 Centre B.V. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		100.00%	[1]	100.00%	[2]
Registered address		Marinus van Meelweg 20, 5657 EN, Eindhoven, NL	[1]	Marinus van Meelweg 20, 5657 EN, Eindhoven, NL	[2]
VivoPower International IMEA DMCC [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	[2]			100.00%
Registered address	[2]			Unit 4522, DMCC Business Centre, Level No 1, Gemplex 3, Dubai, UAE

[1]	V.V.P. Holdings Inc. is controlled by VivoPower Pty Ltd, notwithstanding only owning 40% of the ordinary share capital.
[2]	V.V.P. Holdings Inc. is controlled by VivoPower Pty Ltd, notwithstanding only owning 40% of the ordinary share capital.